MEMBERS' EQUITY AND UNIT-BASED COMPENSATION - Unit Options (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended		12 Months Ended
	Feb. 28, 2018	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Unit options available for grant				1,900,000	5,800,000
Weighted Average Exercise Price Per Unit
Weighted Average Remaining Term (in years)				7 years 7 months 6 days
Additional information
Unrecognized compensation cost				$ 4.4
Weighted average vesting period for recognition of unrecognized cost				1 year 10 months 24 days
2015 Unit Option Plan
Number of Units
Outstanding at beginning of year (in units)		22,001	18,617	18,617	17,985
Granted (in units)				5,713	2,641
Exercised (in units)				(37)	(169)
Outstanding at end of year (in units)	17,985			22,001	18,617
Weighted Average Exercise Price Per Unit
Outstanding at beginning of year (in dollars per share)					$ 1.32
Granted (in dollars per share)				$ 2.04	1.60
Exercised (in dollars per share)				1.61	1.03
Outstanding at end of year (in dollars per share)				$ 1.51	$ 1.34
Weighted Average Remaining Term (in years)	3 years 1 month 6 days			1 year 10 months 24 days	2 years 3 months 18 days
2015 Unit Option Plan | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in first year						25.00%
Vesting period				4 years		4 years
Authorized unit options				46,000,000		46,000,000
Unit options available for grant		2,600,000		2,300,000
Number of Units
Outstanding at beginning of year (in units)		22,001,000	18,617,000	18,617,000
Granted (in units)			3,355,000
Exercised (in units)		(1,350,000)	(3,000)
Forfeited (in units)		(645,000)	(316,000)
Outstanding at end of year (in units)		20,006,000	21,653,000	22,001,000	18,617,000
Weighted Average Exercise Price Per Unit
Outstanding at beginning of year (in dollars per share)		$ 1.51	$ 1.34	$ 1.34
Granted (in dollars per share)			1.65
Exercised (in dollars per share)		1.45	1.65
Forfeited (in dollars per share)		1.65	1.64
Outstanding at end of year (in dollars per share)		$ 1.51	$ 1.38
Additional information
Unrecognized compensation cost		$ 2.8
Weighted average vesting period for recognition of unrecognized cost		1 year